Amortization of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 216.0	$ 199.0	$ 182.0
Amortization Expense 2017	213.7
Amortization Expense 2018	198.9
Amortization Expense 2019	181.4
Amortization Expense 2020	154.1
Amortization Expense 2021	$ 70.8